Note 4 - Loans and Allowance for Loan Losses (Details) - Troubled Debt Restructuring by Accrual Status - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Recorded Investment in loans	$ 303,432	$ 306,485	$ 294,478
Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Accruing		1,900	1,662
Nonaccrual		2,146	1,935
Recorded Investment in loans		4,046	3,597
Related Allowance for Loan Losses		1,298	1,304
Residential Mortgage Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded Investment in loans		107,096	107,508
Residential Mortgage Segment [Member] | Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Accruing		492	508
Nonaccrual		166	226
Recorded Investment in loans		658	734
Related Allowance for Loan Losses		6	45
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded Investment in loans		78,480	76,666
Commercial Real Estate Portfolio Segment [Member] | Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Accruing		1,386	1,130
Nonaccrual		338	0
Recorded Investment in loans		1,724	1,130
Related Allowance for Loan Losses		0	0
Commercial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Recorded Investment in loans		28,406	22,003
Commercial Portfolio Segment [Member] | Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Accruing		0	0
Nonaccrual		1,642	1,709
Recorded Investment in loans		1,642	1,709
Related Allowance for Loan Losses		1,292	1,259
Home Equity And Second Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Recorded Investment in loans		38,125	35,269
Home Equity And Second Mortgage [Member] | Troubled Debt Restructuring [Member]
Financing Receivable, Modifications [Line Items]
Accruing		22	24
Nonaccrual		0	0
Recorded Investment in loans		22	24
Related Allowance for Loan Losses		$ 0	$ 0